Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MAY 1, 2025
TO THE PROSPECTUS DATED SEPTEMBER 30, 2024
1.	The section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fees[2]	0.50%	0.50%	0.50%

Distribution and/or Service (12b‑1) Fees	0.20%	1.00%	0.00%

Other Expenses

Interest and Related Expenses[3]	0.02%	0.02%	0.02%

Remainder of Other Expenses	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	0.83%	1.63%	0.63%

Fee Waivers and/or Expense Reimbursements[4,5]	(0.04)%	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.79%	1.59%	0.59%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Management Fees have been restated to reflect current contractual fees.
3	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
4	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
5
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Directors of the Fund.

2.	The section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$378	$162	$60

3 Years	$545	$503	$190

5 Years	$735	$875	$339

10 Years	$1,284	$1,923	$775

Nuveen Oregon Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND
SUPPLEMENT DATED MAY 1, 2025
TO THE PROSPECTUS DATED SEPTEMBER 30, 2024
1.	The section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fees[2]	0.50%	0.50%	0.50%

Distribution and/or Service (12b‑1) Fees	0.20%	1.00%	0.00%

Other Expenses

Interest and Related Expenses[3]	0.02%	0.02%	0.02%

Remainder of Other Expenses	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	0.83%	1.63%	0.63%

Fee Waivers and/or Expense Reimbursements[4,5]	(0.04)%	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.79%	1.59%	0.59%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Management Fees have been restated to reflect current contractual fees.
3	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
4	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
5
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Directors of the Fund.

2.	The section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$378	$162	$60

3 Years	$545	$503	$190

5 Years	$735	$875	$339

10 Years	$1,284	$1,923	$775

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2027
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current contractual fees.Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen Oregon Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 378
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	735
10 Years	rr_ExpenseExampleYear10	1,284
1 Year	rr_ExpenseExampleNoRedemptionYear01	378
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	735
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,284
Nuveen Oregon Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	$ 162
3 Years	rr_ExpenseExampleYear03	503
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	1,923
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	503
5 Years	rr_ExpenseExampleNoRedemptionYear05	875
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,923
Nuveen Oregon Intermediate Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Related Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	190
5 Years	rr_ExpenseExampleYear05	339
10 Years	rr_ExpenseExampleYear10	775
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	190
5 Years	rr_ExpenseExampleNoRedemptionYear05	339
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 775

[1]	Management Fees have been restated to reflect current contractual fees.
[2]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[3]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
[4]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Directors of the Fund.